[FINANCIAL INVESTORS TRUST LOGO]

SEMI-ANNUAL REPORT

OCTOBER 31, 2001

[GE ASSET MANAGEMENT LOGO]

WE BRING GOOD THINGS TO LIFE

INVESTMENT ADVISER
GE Asset Management Incorporated
3003 Summer Street
P.O. Box 7900
Stamford, Connecticut  06905

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202

DISTRIBUTOR
ALPS Distributors, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, CO 80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Must be accompanied or preceded by a current prospectus.

For more information, please call 800.298.3442 or visit www.fitfunds.com

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2001 (UNAUDITED)

Face Value                                                                                 Value*
------------                                                                            -----------
                   U.S. TREASURY OBLIGATIONS  68.16%
-----------------------------------------------------------------------------------------------------------------------
                   U.S. Treasury Bill
 $10,000,000          1/24/02                                                          $  9,919,922
                   U.S. Treasury Notes
  10,000,000          5.88%, 11/30/01                                                    10,029,028
   7,000,000          6.13, 12/31/01                                                      7,044,556
  10,000,000          6.25%, 1/31/02                                                     10,097,404
  12,250,000          6.38%, 1/31/02                                                     12,336,049
  16,250,000          7.50%, 11/15/01                                                    16,272,418
                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $65,699,377)                                                                     65,699,377
                                                                                       ------------

   REPURCHASE AGREEMENTS COLLATERALIZED
   BY U.S. GOVERNMENT OBLIGATIONS  30.71%                                                             Collateral Value
-----------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with ABN AMRO, 2.55%, dated 10/31/01
   and maturing 11/1/01, collateralized by U.S. Treasury Bond,
   5.50% due 8/15/28 with a repurchase
   amount of $2,500,177                                                                   2,500,000       $  2,550,866

   Repurchase agreement with Deutsche Bank Corp., 2.58%,
   dated 10/31/01 and maturing 11/1/01, collateralized by
   U.S. Treasury Note, 5.75%, due 8/15/10 with a repurchase
   amount of $2,500,179                                                                   2,500,000          2,550,712

   Repurchase agreement with Dresdner Kleinwort Benson, 2.55%, dated 10/31/01 and maturing 11/1/01, collateralized by U.S.
   Treasury Bonds, 6.13 - 8.75% due 8/15/20 - 11/15/27
   with a repurchase amount of $2,500,177                                                 2,500,000          2,554,905

   Repurchase agreement with CR Suisse First Boston, 2.58%,
   dated 10/31/01 and maturing 11/1/01, collateralized by U.S.
   Treasury Note, 3.88%, due 1/15/09 with a
   repurchase amount of $2,500,179                                                        2,500,000          2,553,696

                                       1


                                                                                          Value*      Collateral Value
                                                                                       -------------------------------
   Repurchase agreement with J.P. Morgan, 2.55%,
   dated 10/31/01 and maturing 11/1/01, collateralized by
   U.S. Treasury Bond, 3.88% due 4/15/29 with a repurchase
   amount of $2,500,177                                                                $  2,500,000       $  2,554,027

   Repurchase agreement with SG Cowen, 2.56%,
   dated 10/31/01 and maturing 11/1/01, collateralized by
   U.S. Treasury Notes, 5.76 - 8.50% due 5/15/02 -10/15/08
   with a repurchase amount of $2,500,178                                                 2,500,000          3,002,128

   Repurchase agreement with State Street Bank Corp.,
   2.50%, dated 10/31/01 and maturing 11/1/01, collateralized by U.S. Treasury Note, 5.50% due 5/31/03 with a
   repurchase amount of$12,104,841                                                       12,104,000         12,613,045

   Repurchase agreement with Wheat First Securities, 2.55%,
   dated 10/31/01 and maturing 11/1/01, collateralized by U.S.
   Treasury Bond, 6.25% dated 5/15/30 with a
   repurchase amount of $2,500,177                                                        2,500,000          2,550,665
                                                                                       -------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $29,604,000)                                                                     29,604,000         30,930,044
                                                                                       -------------------------------

                                                                                          Value*
                                                                                       ------------
TOTAL INVESTMENTS
 (Cost $95,303,377)                                                       98.87%         95,303,377

Other Assets in Excess of Liabilities                                      1.13%          1,092,700
                                                                        ----------------------------
NET ASSETS                                                               100.00%       $ 96,396,077
                                                                        ============================

*See note 1 to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2001 (UNAUDITED)

Face Value                                                                                Value*
----------                                                                             ------------
                   U.S. TREASURY OBLIGATIONS  11.25%
-----------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bill
  $ 5,000,000           1/24/02                                                        $  4,959,961
                     U.S. Treasury Notes
   20,000,000           7.50%, 11/15/01                                                  20,029,715
   13,000,000           6.13%, 12/31/01                                                  13,082,747
   15,000,000           6.25%, 1/31/02                                                   15,146,106
    6,000,000           6.38%, 1/31/02                                                    6,059,922
                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $59,278,451)                                                                     59,278,451
                                                                                       ------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS  47.90%
-----------------------------------------------------------------------------------------------------------------------
                     Federal Farm Credit Bank DN
 10,000,000             3.31%, 1/15/02                                                    9,930,640

                     Federal Home Loan Bank DN
  7,071,000             2.25%, 12/19/01                                                   7,049,730
 15,000,000             3.36%, 1/18/02                                                   14,890,010
 18,000,000             4.88%, 1/22/02                                                   18,002,272
 15,000,000             3.31%, 2/1/02                                                    14,872,307

                     Federal Home Loan Mortgage Corp. DN
 15,000,000             3.35%, 11/29/01                                                  14,960,686
 10,000,000             4.75%, 12/6/01                                                    9,952,660
 25,000,000             2.25%, 12/13/01                                                  24,934,198
 10,000,000             3.76%, 12/31/01                                                   9,936,477
 18,000,000             4.61%, 1/31/02                                                   17,785,885
  6,450,000             3.62%, 4/19/02                                                    6,340,012

                     Federal National Mortgage Association DN
 16,350,000             3.50%, 11/1/01                                                   16,350,000
 20,901,000             2.25%, 12/13/01                                                  20,845,987
 29,000,000             2.25%, 12/20/01                                                  28,910,948
  2,830,000             3.35%, 1/31/02                                                    2,805,865
 20,241,000             3.74%, 4/5/02                                                    19,912,602
 15,000,000             2.21%, 4/11/02                                                   14,851,564
                                                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $252,331,843)                                                                   252,331,843
                                                                                       ------------

                                                                                          Value*      Collateral Value
                                                                                      ---------------------------------
   REPURCHASE AGREEMENTS COLLATERALIZED
   BY U.S. GOVERNMENT OBLIGATIONS  40.79%
-----------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with ABN AMRO, 2.55%, dated 10/31/01 and maturing 11/1/01, collateralized by U.S. Treasury Bond, 5.50%
   due 8/15/28 with a repurchase amount of $26,001,842                                 $ 26,000,000       $ 26,520,873

   Repurchase agreement with CR Suisse First Boston, 2.58%, dated
   10/31/01 and maturing 11/1/01, collateralized by U.S.
   Treasury Bond, 7.13%, due 2/15/23 with a repurchase
   amount of $26,001,863                                                                 26,000,000         26,521,428

   Repurchase agreement with Deutsche Bank Corp., 2.58%,
   dated 10/31/01 and maturing 11/1/01, collateralized by
   U.S. Treasury Bill, dated 1/17/02 with a repurchase
   amount of $26,001,863                                                                 26,000,000         26,520,909

   Repurchase agreement with Dresdner Kleinwort, 2.55%, dated
   10/31/01 and maturing 11/1/01, collateralized by U.S.
   Treasury Bonds, 5.25 - 8.12%, dated 5/15/21 - 8/15/29, and
   U.S. Treasury Notes, 5.88 - 7.50%, dated 11/30/01 -
   5/15/02 with a repurchase amount of $26,001,842                                       26,000,000         26,523,709

   Repurchase agreement with J.P. Morgan, 2.55%, dated 10/31/01 and maturing 11/1/01, collateralized by U.S. Treasury Bonds,
   3.63 - 3.88% due 4/15/28 - 4/15/29 with a repurchase
   amount of $26,001,842                                                                 26,000,000         26,523,129

   Repurchase agreement with Nesbitt Burns, 2.55%, dated
   10/31/01 and maturing 11/1/01, collateralized by U.S.
   Treasury Bill, due 3/28/02, U.S. Treasury Bonds, 5.37 -
   8.75%, due 5/15/17 - 2/15/31, and U.S. Treasury Notes, 3.62 -
   7.25%, due 2/31/01 - 2/15/10, with a repurchase amount
   of $27,001,913                                                                        27,000,000         27,540,230

   Repurchase agreement with SG Cowen, 2.56%, dated 10/31/01 and maturing 11/1/01, collateralized by U.S. Treasury Notes, 3.87
   - 8.75% due 1/31/02 - 2/15/10, and U.S. Treasury Bonds, 10.75
   - 12.00% due 2/15/03 - 5/15/05 with a repurchase amount
   of $26,001,849                                                                        26,000,000         27,334,281

                                       4

   Repurchase agreement with State Street Bank Corp.,
   2.50%, dated 10/31/01 and maturing 11/1/01,
   collateralized by U.S. Treasury Note, 5.50% due
   5/31/03 with a repurchase amount of $5,855,407                                      $  5,855,000       $  6,101,143

   Repurchase agreement with Wheat First Securities,
   2.55%, dated 10/31/01 and maturing 11/1/01,
   collateralized by U.S. Treasury Bond, 6.25% due
   5/15/30 with a repurchase amount of $26,001,842                                       26,000,000         26,521,034
                                                                                     ------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $214,855,000)                                                                   214,855,000        220,106,736
                                                                                     ------------------------------------

TOTAL INVESTMENTS
  (Cost $526,465,294)                                               99.94%              526,465,294

Other Assets in Excess of Liabilities                                0.06%                  289,622
                                                                  ----------------------------------
NET ASSETS                                                         100.00%             $526,754,916
                                                                  ==================================

*See note 1 to financial statements.
DN  Discount Note

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2001  (UNAUDITED)

Face Value                                                                       Value*
----------                                                                  --------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS 25.36%
---------------------------------------------------------------------------------------------
                     Farmer Mac
$ 8,000,000             2.31%, 1/3/02                                       $  7,967,604

                     Federal Farm Credit Bank - DN
    800,000             4.35%, 12/18/01                                          795,367

                     Federal Home Loan Bank
  5,600,000             4.90%, 2/7/02                                          5,599,821

                     Federal Home Loan Mortgage - DN
  6,110,000             3.52%, 12/14/01                                        6,083,967
  1,500,000             2.35%, 3/28/02                                         1,485,573
  5,250,000             3.62%, 4/19/02                                         5,160,475

                     Federal National Mortgage Association - DN
  7,500,000             2.25%, 12/20/01                                        7,476,969
  5,000,000             3.74%, 4/5/02                                          4,918,878
  6,000,000             2.00%, 4/25/02                                         5,941,664
  2,480,000             3.32%, 5/3/02                                          2,438,054
                                                                            --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $47,868,372)                                                          47,868,372
                                                                            --------------

Due Date           Discount Rate or Coupon Rate           Principal Amount
--------           ----------------------------           ----------------
                    CERTIFICATES OF DEPOSIT 36.23%
---------------------------------------------------------------------------------------------
ABN AMRO
12/19/01            3.21%                                   $  6,050,000       6,050,000

Abbey National Bank
1/25/02             2.17%                                      7,550,000       7,550,000

Bank of Montreal
1/10/02             2.31%                                      1,750,000       1,750,000
1/10/02             2.27%                                      5,000,000       5,000,000

Bank of Nova Scotia
11/30/01            2.41%                                      6,700,000       6,700,000

                                       6

Due Date           Discount Rate or Coupon Rate            Principal Amount       Value*
--------           ----------------------------           -----------------  -------------
Bayer Hypoverinsbk
1/14/02            2.32%                                     $ 6,570,000     $ 6,570,000

Deutsche Bank
1/22/02            2.25%                                       6,410,000       6,410,000

Dexia Bank
12/18/01           2.57%                                       6,000,000       6,000,000

Dresdner Bank
11/30/01           3.35%                                       6,660,000       6,660,000

Societe General Bank
12/3/01            2.49%                                       5,000,000       5,000,000
12/3/01            2.18%                                       4,000,000       4,000,000

Wells Fargo
12/5/01            3.40%                                       6,680,000       6,680,000
                                                          --------------------------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $68,370,000)                                                          68,370,000
                                                                            --------------
                   COMMERCIAL PAPER  33.03%
---------------------------------------------------------------------------------------------
Goldman Sachs
1/23/02            2.25%                                       6,420,000       6,386,678

Halifax Building Soc
12/10/01           3.20%                                       5,870,000       5,849,588

JP Morgan Guaranty
11/19/01           3.39%                                       4,890,000       4,881,652
11/19/01           2.50%                                       1,500,000       1,498,120

National Australia Bank
11/5/01            2.50%                                       9,000,000       8,997,499

Royal Bank Cda
1/28/02            2.09%                                       7,550,000       7,511,442

Toronto Dominion Bank
1/14/02            2.31%                                       6,600,000       6,568,627

                                       7

Due Date           Discount Rate or Coupon Rate            Principal Amount       Value*
--------           ----------------------------           -----------------  -------------
Bank One Corp
11/20/01           3.37%                                     $ 4,460,000     $ 4,452,014
11/21/01           2.20%                                       4,540,000       4,534,451

UBS AG
11/1/01            2.65%                                       9,250,000       9,250,000

Wells Fargo & Co
12/5/01            2.2%                                        2,420,000       2,414,971
                                                          --------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $62,345,042)                                                          62,345,042
                                                                            --------------
                   TIME DEPOSITS 5.48%
---------------------------------------------------------------------------------------------
Rabobank Nederland
11/1/01            2.63%                                       9,250,000       9,250,000

State Street Corp.
11/1/01            2.56%                                       1,094,000       1,094,000
                                                          --------------------------------
TOTAL TIME DEPOSITS
  (Cost $10,344,000)                                                          10,344,000
                                                                            --------------
TOTAL INVESTMENTS
  (Cost $188,927,414)                                             100.10%    188,927,414

Liabilities in Excess of Other Assets                              (0.10)%      (193,392)
                                                          --------------------------------
NET ASSETS                                                        100.00%   $188,734,022
                                                          ================================

*See note 1 to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001 (UNAUDITED)

                                                  U.S. TREASURY         U.S. GOVERNMENT            PRIME
                                                   MONEY MARKET           MONEY MARKET          MONEY MARKET
                                                      FUND                   FUND                  FUND
                                                ---------------------------------------------------------------
ASSETS
Investments, at amortized cost
   (which approximates market value)(1)
    - see accompanying statement                   $95,303,377           $526,465,294          $188,927,414
Interest receivable                                  1,312,069              1,551,397               231,012
Prepaid and other assets                                 3,715                 25,203                 3,693
---------------------------------------------------------------------------------------------------------------
     Total Assets                                   96,619,161            528,041,894           189,162,119
---------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                      195,944              1,196,406               387,314
Accrued investment advisory fee                          3,948                 17,543                 5,687
Accrued administration fee                              21,592                 67,717                22,241
Accrued SEC registration fee                                 0                  1,954                     0
Accrued legal fee                                            0                  3,120                     0
Other payables                                           1,600                    238                12,856
---------------------------------------------------------------------------------------------------------------

     Total Liabilities                                 223,084              1,286,978               428,098
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                         $96,396,077           $526,754,916          $188,734,021
===============================================================================================================

COMPOSITION OF NET ASSETS
Paid-in capital                                    $96,423,714           $526,847,372          $188,740,183
Accumulated net realized loss                          (27,637)               (92,456)               (6,162)
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                         $96,396,077           $526,754,916          $188,734,021 (2)
===============================================================================================================

Shares of beneficial interest outstanding (3)       96,423,714            526,696,083           188,740,183 (2)
===============================================================================================================

Net asset value and redemption value per share           $1.00                  $1.00                 $1.00
===============================================================================================================

(1) Including repurchase agreements for the U.S. Treasury Money Market and U.S. Government Money Market Funds in the amounts of $29,604,000 and $214,855,000 respectively.

(2) Prime Money Market Fund                    Net Assets    Shares Outstanding
                                               -----------   ------------------
      Class I                                  188,718,796       188,724,941
      Class II                                      15,225            15,242

(3) On October 31, 2001, there was an unlimited number of no par value shares of beneficial interest authorized.

See notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                  U.S. TREASURY         U.S. GOVERNMENT            PRIME
                                                   MONEY MARKET           MONEY MARKET          MONEY MARKET
                                                      FUND                   FUND                  FUND
                                                ---------------------------------------------------------------
INVESTMENT INCOME                                  $ 1,745,834             $8,247,457            $2,717,360
---------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                        24,165                 88,438                28,524
Administration services (Note 2)                       302,467                350,609               181,480
Legal                                                      307                  1,603                   596
Insurance                                                  734                  2,674                     0
SEC Registration                                             0                  9,783                     0
State Registration                                         316                    318                     0
  Class I                                                    0                      0                   425
Distribution - Class II                                      0                      0                    79
Other                                                      605                    887                 1,921
---------------------------------------------------------------------------------------------------------------

Total Expenses                                         328,594                454,312               213,025
---------------------------------------------------------------------------------------------------------------

Expenses waived by administrator                      (169,769)               (16,275)              (70,336)
---------------------------------------------------------------------------------------------------------------

Net Expenses                                           158,825                438,037               142,689
---------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                1,587,009              7,809,420             2,574,671
---------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                     $1,587,009             $7,809,420            $2,574,671
===============================================================================================================

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    U.S. TREASURY                     U.S. GOVERNMENT
                                                    MONEY MARKET                       MONEY MARKET
                                                        FUND                               FUND
                                          -----------------------------------------------------------------------
                                            FOR THE SIX         FOR THE         FOR THE SIX          FOR THE
                                            MONTHS ENDED       YEAR ENDED       MONTHS ENDED        YEAR ENDED
                                          OCTOBER 31, 2001*  APRIL 30, 2001   OCTOBER 31, 2001*   APRIL 30, 2001
                                          -----------------------------------------------------------------------
OPERATIONS
Net investment income                     $  1,587,009       $  4,693,813     $   7,809,420     $   18,451,786
Net realized gain on investments                     -                  -                 -             73,155
-----------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
   from operations                           1,587,009          4,693,813         7,809,420         18,524,941
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net
   investment income                        (1,587,009)        (4,693,813)       (7,809,420)       (18,451,786)
-----------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST
   TRANSACTIONS (1)
Shares sold                                194,091,964        150,281,553       978,293,960      1,285,806,290
Dividends reinvested                         1,622,490          4,633,170         7,540,366         16,802,091
Shares redeemed                           (173,908,008)      (159,268,358)     (802,935,087)    (1,181,978,271)
-----------------------------------------------------------------------------------------------------------------

Change in net assets derived from
   beneficial interest transactions         21,806,446         (4,353,635)      182,899,239        120,630,110
-----------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
   IN NET ASSETS                            21,806,446         (4,353,635)      182,899,239        120,703,265

NET ASSETS:
Beginning of period                         74,589,631         78,943,266       343,855,677        223,152,412
-----------------------------------------------------------------------------------------------------------------

End of period                             $ 96,396,077       $ 74,589,631     $ 526,754,916       $343,855,677
=================================================================================================================

(1)  At net asset value of $1.00 per share.

*Unaudited

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     PRIME MONEY MARKET FUND
                                                     --------------------------------------------------
                                                          FOR THE SIX                    FOR THE
                                                          MONTHS ENDED                  YEAR ENDED
                                                        OCTOBER 31, 2001*             APRIL 30, 2001
                                                     --------------------------------------------------
OPERATIONS
Net investment income                                    $  2,574,671                 $  7,805,978
Net realized gain on investments                                    -                          523
-------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
   from operations                                          2,574,671                    7,806,501
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net investment income
  Class I                                                  (2,573,501)                  (7,794,591)
  Class II                                                     (1,170)                     (11,387)
-------------------------------------------------------------------------------------------------------

Net decrease in net assets from distributions              (2,574,671)                  (7,805,978)
-------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
      Shares sold                                         301,545,109                  431,355,138
      Dividends reinvested                                    399,035                    1,535,322
      Shares redeemed                                    (233,608,728)                (452,512,206)
  Class II
      Shares sold                                             520,000                    2,895,000
      Dividends reinvested                                      1,562                       11,509
      Shares redeemed                                        (545,000)                  (2,900,000)
-------------------------------------------------------------------------------------------------------

Change in net assets derived from
  beneficial interest transactions                         68,311,978                  (19,615,237)
-------------------------------------------------------------------------------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS                      68,311,978                  (19,614,714)

NET ASSETS:
Beginning of period                                       120,422,043                  140,036,757
-------------------------------------------------------------------------------------------------------

End of period                                            $188,734,021                 $120,422,043
=======================================================================================================

(1)  At net asset value of $1.00 per share.

*Unaudited

See notes to financial statements.

U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated(1):

                                             For the Six Months                   For the Year
                                              Ended October 31,                  Ended April 30,
                                                   2001*          2001      2000      1999       1998        1997
                                            ------------------------------------------------------------------------
Net asset value - beginning of period            $  1.00        $  1.00   $  1.00   $  1.00    $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATION
Net investment income                               0.02           0.06      0.05      0.05        0.05       0.05
--------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income               (0.02)         (0.06)    (0.05)    (0.05)      (0.05)     (0.05)
--------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                  $  1.00        $  1.00   $  1.00   $  1.00    $   1.00   $   1.00
====================================================================================================================
Total return                                        3.31% (2)      5.92%     5.01%     4.90%       5.30%      5.15%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $96,396        $74,590   $78,943   $90,862    $138,169   $167,692
====================================================================================================================

Ratio of expenses to average net assets             0.33% (2)      0.33%     0.33%     0.33%       0.33%      0.30%
====================================================================================================================
Ratio of net investment income to
  average net assets                                3.28% (2)      5.82%     4.85%     4.83%       5.18%      5.02%
====================================================================================================================
Ratio of expenses to average net assets
  without fee waivers                               0.68% (2)      0.80%     0.72%     0.57%       0.55%      0.67%
====================================================================================================================
Ratio of net investment income to
  average net assets without fee waivers            2.93% (2)      5.34%     4.46%     4.59%       4.96%      4.65%
====================================================================================================================

(1) The financial highlights prior to March 24, 1997 reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a special meeting of the shareholders of the Fund on March 21, 1997.

(2) Annualized

*Unaudited

See notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated(1):


                                             For the Six Months                   For the Year
                                              Ended October 31,                  Ended April 30,
                                                   2001*          2001      2000      1999       1998        1997
                                            ------------------------------------------------------------------------
Net asset value - beginning of period           $   1.00       $   1.00  $   1.00   $   1.00   $   1.00   $   9.97
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                               0.02           0.06      0.05       0.05       0.05       0.14
--------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income               (0.02)         (0.06)    (0.05)     (0.05)     (0.05)     (0.14)
Stock Split (Note 3)                                0.00           0.00      0.00       0.00       0.00      (8.97)
--------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                      0.00          (0.06)    (0.05)     (0.05)     (0.05)     (9.11)
--------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                 $   1.00       $   1.00  $   1.00   $   1.00      $1.00   $   1.00
====================================================================================================================
Total return                                        3.65% (2)      6.14%     5.27%      5.16%      5.48%      5.23%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $526,755       $343,856  $223,152   $352,333   $150,222   $ 87,416
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets             0.20% (2)      0.20%     0.20%      0.20%      0.20%      0.23%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                3.56% (2)      5.96%     5.12%      5.01%      5.35%      5.13%
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                               0.21% (2)      0.21%     0.22%      0.24%      0.31%      0.39%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers            3.55% (2)      5.95%     5.10%      4.96%      5.24%      4.97%
--------------------------------------------------------------------------------------------------------------------

(1) The financial highlights prior to July 10, 1996 reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund changed to a money market fund on July 10, 1996 following a Special Meeting of the Fund's shareholders on June 27, 1996. The financial highlights prior to March 24, 1997 also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997.

(2) Annualized

*Unaudited

See notes to financial statements.

PRIME MONEY MARKET FUND - CLASS I
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                    For the Six         For the Year          For the Period
                                                    Months Ended       Ended April 30,      December 10, 1998 to
                                                 October 31, 2001*   2001           2000      April 30, 1999(1)
-----------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period              $   1.00           $1.00      $   1.00        $   1.00
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.02            0.06          0.05            0.02
-----------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                  (0.02)          (0.06)        (0.05)          (0.02)
-----------------------------------------------------------------------------------------------------------------
Net asset value - end of period                    $   1.00        $   1.00      $   1.00        $   1.00
=================================================================================================================
Total return                                           3.69% (2)       6.23%         5.43%           4.82%(2)
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $188,719        $120,383      $140,005        $167,257
=================================================================================================================
Ratio of expenses to average net assets                0.20% (2)       0.20%         0.20%           0.20%(2)
=================================================================================================================
Ratio of net investment income to
  average net assets                                   3.61% (2)       6.06%         5.37%           4.71%(2)
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                  0.30% (2)       0.33%         0.28%           0.66%(2)
=================================================================================================================
Ratio of net investment income to
  average net assets without fee waivers               3.51% (2)       5.93%         5.28%           4.25%(2)
=================================================================================================================

(1) Class I commenced operations on December 10, 1998.

(2) Annualized

*Unaudited

See notes to financial statements.

PRIME MONEY MARKET FUND - CLASS II
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                         For the Six           For the Year               For the Period
                                                         Months Ended         Ended April 30,          December 10, 1998 to
                                                       October 31, 2001*     2001          2000          April 30, 1999(1)
                                                   --------------------------------------------------------------------------
Net asset value - beginning of period                 $      1.00      $    1.00      $    1.00              $  1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.02           0.06           0.05                 0.02
-----------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                        (0.02)         (0.06)         (0.05)               (0.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                       $      1.00      $    1.00      $    1.00              $  1.00
=============================================================================================================================
Total return                                                 3.43%(2)       5.97%          5.17%                4.55%(2)
=============================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                       $        15      $      39      $      32              $     2
=============================================================================================================================
Ratio of expenses to average net assets                      0.45% (2)       0.45%         0.45%                0.45%(2)
=============================================================================================================================
Ratio of net investment income to
 average net assets                                          3.69% (2)       5.88%         5.11%                4.53%(2)
=============================================================================================================================
Ratio of expenses to average net assets
 without fee waivers                                         0.56% (2)       0.58%         0.57%                1.24%(2)
=============================================================================================================================
Ratio of net investment income to
 average net assets without fee waivers                      3.58% (2)       5.75%         4.99%                3.74%(2)
=============================================================================================================================

(1) Class II commenced operations on December 23, 1998.

(2) Annualized

*Unuadited

See notes to financial statements.

1.  SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

    Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

    The Prime Money Market Fund offers two classes of shares (Class I and Class
II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATION: The Funds value their securities on the basis of amortized cost which approximates market value.

    REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provisions are required.

    At April 30, 2001, the U.S. Treasury Money Market, U.S. Government Money Market and Prime Money Market Funds had available for federal income tax purposes unused capital loss carryovers of $18,459, $92,457, and $6,153 respectively, expiring between 2003 and 2008.

    EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

    OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS (UNAUDITED)

    The Trust has entered into Investment Advisory Agreements with GE Asset Management Incorporated ("GEAM"). Pursuant to these advisory agreements, GEAM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                U.S. Treasury       U.S. Government           Prime
Average Net Assets            Money Market Fund    Money Market Fund    Money Market Fund
------------------            -----------------    -----------------    -----------------
First $500 million                  0.05%                0.04%                0.04%
Next $500 million                  0.075%                0.06%                0.06%
Next $500 million                   0.10%                0.08%                0.08%
In excess of $1.5 billion           0.15%                0.08%                0.08%

    ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                U.S. Treasury        U.S. Government           Prime
Average Net Assets           Money Market Fund*    Money Market Fund*   Money Market Fund*
------------------           ------------------    ------------------   ------------------
First $500 million                  0.26%                 0.16%                0.16%
Next $500 million                   0.24%                 0.14%                0.14%
In excess of $1 billion             0.22%                 0.12%                0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

    ALPS has contractually agreed to waive a portion of its fees so that the total annual expenses of each Fund will not exceed the expense limitations adopted by ALPS until at least April 30, 2002. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

    Administration services include: fund accounting, daily pricing, custody, registration, shareholder servicing, transfer agency, fund ratings, audit, and printing.

    The Trustees have adopted a Distribution Plan on behalf of Class II of the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc. at the annual rate of .25% of the average net assets of Class II.

    Shareholders holding more than 10% of the Funds' outstanding shares as of October 31, 2001, constituted 20.7 percent of the U.S. Government Money Market Fund and 90.1 percent of the Prime Money Market Fund.

3.  FUNDAMENTAL CHANGES

    At a Special Meeting of the U.S. Government Money Market Fund (the "Fund") (formerly the Short-Term U.S. Government Income Fund) held on June 27, 1996, shareholders of the Fund approved an amendment to a fundamental investment restriction of the Fund to allow for the purchase of United States Government agency and instrumentality obligations as well as repurchase agreements collateralized to 102% by direct obligations of United States Government agencies and instrumentalities. The shareholders also approved that the Fund change from a non-money market fund to a money market fund and that the Fund change its name to the U.S. Government Money Market Fund to reflect these changes. After the close of business on July 9, 1996, the changes approved by the shareholders of the Fund were implemented. As a money market fund, the Fund seeks to maintain a net asset value of $1.00 for purposes of purchases and redemptions. In order to bring the net asset value of the Fund to $1.00, the Fund executed a stock split of 9.97 to 1 after the close of business on July 9, 1996.